Consolidated Statements of Comprehensive Loss (Unaudited) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 CNY (¥) ¥ / shares shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	$ 13,981	¥ 99,531	¥ 138,405
Cost of sales	13,204	93,998	132,417
Gross profit	777	5,533	5,988
Operating expenses:
Selling expenses	159	1,132	5,245
General and administrative expenses	872	6,206	128,605
Other income, net	(1,802)	(12,835)	(2,295)
Total operating expenses/(income)	(771)	(5,497)	131,555
(Loss)/Profit from operations	1,548	11,030	(125,567)
Interest expenses	236	1,676	1,809
(Loss)/Profit before income taxes	1,312	9,354	(127,376)
Income tax benefits			59
Net (loss)/profit	1,300	9,400	(127,317)
Less: Net loss attributable to non-controlling interests
Net (loss)/profit	1,312	9,354	(127,317)
Foreign currency translation adjustment	(1,369)	(9,748)	1,231
Total comprehensive (loss)/income	(57)	(394)	(126,086)
Less: Comprehensive (loss)/income attributable to non-controlling interest
Comprehensive loss attributable to UTime Limited	$ (57)	¥ (394)	¥ (126,086)
(Loss)/Earnings per share attributable to UTime Limited
Continuing operations | (per share)	$ 0.02	¥ 0.11	¥ (26.16)
Discontinued operation | (per share)
Weighted average ordinary shares outstanding
Weighted average ordinary shares outstanding, basic	82,650	82,650	4,867
Weighted average ordinary shares outstanding, diluted	82,650	82,650	4,867